Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2024
Exploration and Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets
As at December 31,	Note	2024	2023
La Verde (Mexico)	a)	$19,741	$19,741
Warintza (Ecuador)	b)	188	188
ENAMI Concessions (Ecuador)	c)	250	–
Ricardo (Chile)	d)	–	251
		20,179	20,180
Impairment of exploration and evaluation assets	d)	–	(251)
		$20,179	$19,929